Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2013
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND
Central Index Key	dei_EntityCentralIndexKey	0001086165
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2013
Prospectus Date	rr_ProspectusDate	Oct. 28, 2013